Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2014
Summary Of Significant Accounting Policies [Line Items]
Increase in surplus note and vehicle note	$ 41.5	$ 36.0	$ 50.3
Interest rate on surplus note				4.00%
Interest expense on surplus note	28.4	$ 26.9	$ 25.1
Impact of new Accounting guidance, AOCI	9.6
Impact of new Accounting guidance, retained earnings	(9.6)
Lancaster
Summary Of Significant Accounting Policies [Line Items]
Surplus note re issued				$ 513.0
Other Assets | Lancaster
Summary Of Significant Accounting Policies [Line Items]
Vehicle Note acquired				$ 513.0
Accounting Standards Update 2016-02
Summary Of Significant Accounting Policies [Line Items]
New accounting standards, impact in recognition of lease asset and lease liability	$ 1.3